Employee Benefit Plans (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 20, 2012	Dec. 05, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Outstanding number of shares beginning of period			3,302,671	2,088,896	1,264,631
Exercised number of shares			(29,251)	(130,578)	(130,577)
Granted number of shares	1,344,357	1,344,353	1,344,357	1,344,353	954,842
Outstanding number of shares end of period			4,617,777	3,302,671	2,088,896	1,264,631
Vested number of shares			901,520	643,824	421,544	286,422
Exercisable number of shares			841,644	522,934	316,279	286,422
Granted weighted average exercise price			$ 3.44	$ 3.81	$ 5.15
Outstanding Weighted Average Exercise Price			$ 4.93	$ 5.52	$ 6.47	$ 7.13
Weighted average remaining term			7 years 10 months 26 days	7 years 9 months 26 days	7 years 11 months 28 days	8 years 0 months 7 days
Outstanding aggregate fair value beginning of period			$ 7,317	$ 5,546	$ 3,282
Exercised aggregate fair value			(36)	(158)	(158)
Granted aggregate fair value			700	1,929	2,422
Outstanding aggregate fair value end of period			7,981	7,317	5,546	3,282
Restricted stock and restricted stock units
Outstanding number of shares						524,137
Granted number of shares			832,028	813,273	567,810
Vested number of shares			(553,846)	(318,644)	(276,879)
Forfeited or expired number of shares			(9,166)	(9,869)	(12,652)
Non Vested			1,556,192	1,287,176	802,416
Weighted average remaining term			1 year 9 months 26 days	2 years 5 months 29 days	2 years 7 months 13 days	2 years 4 months
Outstanding Aggregate Fair Value						2,721
Granted Aggregate Fair Value			2,862	3,098	2,924
Vested Aggregate Fair Value			(2,565)	(1,692)	(1,283)
Forfeited or expired Aggregate Fair Value			(42)	(54)	(61)
Non Vested Aggregate Fair Value			$ 5,908	$ 5,653	$ 4,301